Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,382,904	2,526,448	2,107,454
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 114.21	$ 113.74	$ 114.58